LONG-TERM DEBT (Details Textual) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Dec. 03, 2013	Feb. 04, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
Interest Expense			$ 482	$ 5,552
Proceeds from Issuance of Long-term Debt			1,700		$ 3,700
Debt Financing Facility Agreement Amount	$ 5,000	$ 15,000
Research and Development Arrangement with Federal Government, Costs Incurred, Net			500
Research and Development Arrangement with Federal Government, Customer Funding to Offset Costs Incurred			1,100
Facility Agreement [Member]
Fair Value Inputs, Discount Rate		20.00%
Premium On Reimbursement		$ 2,600
Interest Expense	2,200	2,500
Debt Financing Facility Agreement Amount	15,000	15,000	$ 15,000
Fund Raised From Debt Financing Facility	2,800	12,400
Initial Loan Amount	5,000
Additional Loan Amount	5,000
Debt Financing Nominal Value	$ 5,000
Debt Repayment Term	Jan. 31, 2017
Royalty Agreement [Member]
Fund Raised From Debt Financing Facility	$ 2,200	$ 2,600
Long Term Debt Repayment Percentage	0.834%	1.75%
Debt Repayment Term	Dec. 31, 2024	Dec. 31, 2024
Broadfin Facility Agreement [Member]
Debt Repayment Term		Mar. 24, 2014
Eclat Pharmaceuticals [Member]
Percentage Of Earn Out Payment			20.00%			20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Secured Debt			$ 12,000				$ 12,000
Interest Expense			$ 3,000
American Depository Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,300,000